Share option scheme and Restricted Stock Units - Narrative (Details)	12 Months Ended
	Jan. 31, 2018 GBP (£) year shares	Jan. 31, 2017 GBP (£) year shares	Jan. 31, 2016 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement (in shares)	2,042,546	1,972,654
Weighted average exercise price of share options exercisable in share-based payment arrangement (in pounds per share) | £	£ 1.00	£ 0.84
Number of outstanding options (in Pounds per share) | £	£ 1.43	£ 1.17	£ 1.29
Share options, remaining contractual life | year	7.9	8.9
Number of shares (in shares)	8,577,236	7,383,401	7,006,306
Number of RSUs exercisable in share-based payment arrangement (in shares)	0	0
Weighted average exercise price of RSUs exercisable in share-based payment arrangement (in Pounds per share) | £	£ 0.01	£ 0
RSUs, remaining contractual life | year	0.9
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	39.00%
Expected volatility, RSUs granted	47.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	134.00%
Expected volatility, RSUs granted	84.00%
Unapproved scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (in shares)	7,491,880
Unapproved scheme | December 18, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.20
Number of shares (in shares)	76,364
Unapproved scheme | June 23, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (in shares)	400,000
Unapproved scheme | Tranche one | June 23, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (in shares)	16,667
Approved EMI scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares (in shares)	1,085,356
Approved EMI scheme | January 31, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in Pounds per share) | £	£ 0.20
Number of shares (in shares)	72,973